Advisors Asset Management, Inc.
18925 Base Camp Road
Monument, Colorado 80132

October 23, 2023

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Advisors Disciplined Trust 2192 (the “Fund”)
(File No. 333-273566) (CIK# 1980423)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on October 20, 2023.

Very truly yours,

Advisors Disciplined Trust 2192

By: Advisors Asset Management, Inc.

By	/s/ ALEX R. MEITZNER
Alex R. Meitzner
Senior Vice President